Corporate and Group Information - Summary of Principal Subsidiaries (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of subsidiaries [Line Items]
Issued ordinary/registered share capital	¥ 14,467		¥ 14,467
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Apr. 07, 1993
Issued ordinary/registered share capital	¥ 2,000
Principal activities	Provision of airline services
Place of businesss of subsidiary	Mainland China
China Eastern Airlines Jiangsu Co., Ltd. [member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	62.56%
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Aug. 16, 2002
Issued ordinary/registered share capital	¥ 1,750
Principal activities	Provision of airline services
Place of businesss of subsidiary	Mainland China
China Eastern Airlines Wuhan Co., Ltd. [member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	60.00%
Shanghai Eastern Flight Training Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Dec. 18, 1995
Issued ordinary/registered share capital	¥ 694
Principal activities	Provision of flight training services
Place of businesss of subsidiary	Mainland China
Shanghai Eastern Flight Training Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
Shanghai Airlines Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Mar. 16, 2010
Issued ordinary/registered share capital	¥ 500
Principal activities	Provision of airline services
Place of businesss of subsidiary	Mainland China
Shanghai Airlines Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
China Eastern Airlines Technology Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Nov. 19, 2014
Issued ordinary/registered share capital	¥ 4,300
Principal activities	Provision of airline maintenance services
Place of businesss of subsidiary	Mainland China
China Eastern Airlines Technology Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
China Eastern Business Jet Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Sep. 27, 2008
Issued ordinary/registered share capital	¥ 50
Principal activities	Provision of airlines consultation services
Place of businesss of subsidiary	Mainland China
China Eastern Business Jet Co Ltd [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Aug. 02, 2011
Issued ordinary/registered share capital	¥ 3,662
Principal activities	Provision of airline services
Place of businesss of subsidiary	Mainland China
China Eastern Airlines Yunnan Co., Ltd. [member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	90.36%
Eastern Air Overseas (Hong Kong) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	Hong Kong
Date of incorporation	May 10, 2011
Issued ordinary/registered share capital | $		$ 280
Principal activities	Provision of import and export, investment, leasing and consultation services
Place of businesss of subsidiary	Hong Kong
Eastern Air Overseas (Hong Kong) Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
China United Airlines Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Sep. 21, 1984
Issued ordinary/registered share capital	¥ 1,320
Principal activities	Provision of airline services
Place of businesss of subsidiary	Mainland China
China United Airlines Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
Eastern Airlines Hotel Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Mar. 18, 1998
Issued ordinary/registered share capital	¥ 70
Principal activities	Provision of hotel services primarily to crew
Place of businesss of subsidiary	Mainland China
Eastern Airlines Hotel Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
Shanghai Airlines Tours International (Group) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Aug. 29, 1992
Issued ordinary/registered share capital	¥ 50
Principal activities	Tour operations, travel and air ticketing agency and transportation
Place of businesss of subsidiary	Mainland China
Shanghai Airlines Tours International (Group) Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
China Eastern Airlines Application Development Center Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Nov. 21, 2011
Issued ordinary/registered share capital	¥ 498
Principal activities	Provision of research and development of technology and products in the field of aviation
Place of businesss of subsidiary	Mainland China
China Eastern Airlines Application Development Center Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%
China Eastern Airlines E-Commerce Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation/registration and address	PRC
Date of incorporation	Dec. 01, 2014
Issued ordinary/registered share capital	¥ 50
Principal activities	E-commerceplatform and ticket agent
Place of businesss of subsidiary	Mainland China
China Eastern Airlines E-Commerce Co., Ltd. [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity attributable to the Company	100.00%